BLACKROCK ETF TRUST
BlackRock Future Climate and Sustainable Economy ETF
(the “Fund”)
Supplement dated March 3, 2023 to the Summary Prospectus, the
Prospectus and the Statement of Additional Information (“SAI”) of the Fund, each dated November 28, 2022, as amended or supplemented to date
Effective on or about May 2, 2023, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
Changes in the Fund’s Investment Objective
The section of the Summary Prospectus entitled “Investment Objective” and the section of the Prospectus entitled “Fund Overview — Investment Objective” are deleted in their entirety and replaced with the following:
The BlackRock Future Climate and Sustainable Economy ETF (the “Fund”) seeks to maximize total return by investing in companies that BlackRock Fund Advisors (“BFA”) believes are furthering the transition to a lower greenhouse gas emissions economy.
Changes in the Fund’s Investment Strategy and Investment Process
The section of the Summary Prospectus entitled “Principal Investment Strategies” and the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund seeks to maximize total return by primarily investing in companies that BFA believes are expected to enable and/or benefit from the transition to a lower greenhouse gas emissions economy.
The Fund focuses its investments on companies that are driving the reduction of greenhouse gases across all segments of the market and that provide solutions for the mitigation and/or adaptation to climate change, climate change risk or which are in the process of making their business models more resilient to the long-term risks presented by climate change and resource depletion. In normal market conditions, the Fund will seek to invest in a relatively concentrated portfolio of equity securities across multiple subthemes driven by this climate action theme, including (without limitation) clean power, resource efficiency, sustainable nutrition, biodiversity and clean transport. Resource efficiency encompasses investing in companies shifting the economy towards a model where goods are recycled, shared, reused, or used for longer, along with companies that are focused on more efficient and sustainable use of resources.
The Fund may invest in equity securities issued by U.S. and non‑U.S. companies in any market capitalization range, including companies located in emerging markets.
In constructing and managing the Fund’s portfolio, BFA will evaluate certain environmental criteria of securities, including metrics related to carbon intensity and carbon emissions generated by the companies that issued those securities, utilizing proprietary BFA research.
Companies are rated by BFA based on their ability to manage the risks and opportunities associated with the future climate theme and their environmental, social and governance (“ESG”) risk and opportunity credentials, such as: (i) their leadership and governance framework, which is considered essential for sustainable growth; (ii) their ability to strategically manage longer-term issues surrounding ESG and the potential impact this may have on a company’s financials and (iii) their alignment with the United Nations Sustainable Development Goals (“UN SDGs”). The UN SDGs are a series of goals published by the United Nations which recognize that ending poverty and other deprivations must go hand‑in‑hand with improvements in health, education and economic growth, and a reduction in inequalities, all while tackling climate change and working to preserve the planet’s oceans and forests.

The Fund may invest in issuers in select higher emissions sectors, where such issuers have adopted specific alignment targets to reduce carbon intensity. While the Fund does not currently intend to invest in certain other higher emissions sectors such as oil & gas and gas utilities, if the Fund were to do so in the future, the issuers in these sectors would also be subject to specific alignment targets.
In addition, the Fund will not invest in companies currently operating in the following industries: coal & consumable fuels, oil & gas exploration & production, integrated oil & gas, tobacco, distillers & vintners, brewers, casinos & gaming and firearms & weapons. Further, the Fund will not invest in companies which have been identified by a third party ratings agency as violating the United Nations Global Compact.
Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, warrants, depositary receipts, exchange-traded funds (“ETFs”) and equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”).
The Fund may invest in certain futures contracts.
During temporary defensive periods (i.e., in response to adverse market, economic or political conditions), the Fund may depart from its principal investment strategies and may invest up to 100% of its total assets in liquid, short-term investments, including high quality, short-term securities. The Fund may not achieve its investment objectives under these circumstances. BFA’s determination that it is temporarily unable to follow the Fund’s investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund’s investment strategy is extremely limited or absent.
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
The section of the Prospectus entitled “More Information About the Fund — Additional Information on Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund seeks to maximize total return by investing in companies that BFA believes are furthering the transition to a lower greenhouse gas emissions economy. The Fund’s investment objective is a non‑fundamental policy and may be changed without shareholder approval.
The Fund seeks to maximize total return by primarily investing in companies that BFA believes are expected to enable and/or benefit from the transition to a lower greenhouse gas emissions economy.
The Fund focuses its investments on companies that are driving the reduction of greenhouse gases across all segments of the market and that provide solutions for the mitigation and/or adaptation to climate change, climate change risk or which are in the process of making their business models more resilient to the long-term risks presented by climate change and resource depletion. In normal market conditions, the Fund will seek to invest in a relatively concentrated portfolio of equity securities across multiple sub‑themes driven by this climate action theme, including (without limitation) clean power, resource efficiency, sustainable nutrition, biodiversity and clean transport. Resource efficiency encompasses investing in companies shifting the economy towards a model where goods are recycled, shared, re‑used, or used for longer, along with companies that are focused on more efficient and sustainable use of resources.
The Fund may invest in equity securities issued by U.S. and non‑U.S. companies in any market capitalization range, including companies located in emerging markets. In constructing and managing the Fund’s portfolio, BFA will evaluate certain environmental criteria of securities, including metrics related to carbon intensity and carbon emissions generated by the companies that issued those securities, utilizing proprietary BFA research.

Companies are rated by BFA based on their ability to manage the risks and opportunities associated with the future climate theme and their environmental, social and governance (“ESG”) risk and opportunity credentials, such as: (i) their leadership and governance framework, which is considered essential for sustainable growth; (ii) their ability to strategically manage longer-term issues surrounding ESG and the potential impact this may have on a company’s financials and (iii) their alignment with the United Nations Sustainable Development Goals (“UN SDGs”). The UN SDGs are a series of goals published by the United Nations which recognize that ending poverty and other deprivations must go hand‑in‑hand with improvements in health, education and economic growth, and a reduction in inequalities, all while tackling climate change and working to preserve the planet’s oceans and forests.
The Fund may invest in issuers in select higher emissions sectors, where such issuers have adopted specific alignment targets to reduce carbon intensity. While the Fund does not currently intend to invest in certain other higher emissions sectors such as oil & gas and gas utilities, if the Fund were to do so in the future, the issuers in these sectors would also be subject to specific alignment targets.
In addition, the Fund will not invest in companies currently operating in the following industries: coal & consumable fuels, oil & gas exploration & production, integrated oil & gas, tobacco, distillers & vintners, brewers, casinos & gaming and firearms & weapons. Further, the Fund will not invest in companies which have been identified by a third party ratings agency as violating the United Nations Global Compact.
Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, warrants, depositary receipts, exchange-traded funds (“ETFs”) and equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”).
The Fund may invest in certain futures contracts.
During temporary defensive periods (i.e., in response to adverse market, economic or political conditions), the Fund may depart from its principal investment strategies and may invest up to 100% of its total assets in liquid, short-term investments, including high quality, short-term securities. The Fund may not achieve its investment objectives under these circumstances. BFA’s determination that it is temporarily unable to follow the Fund’s investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund’s investment strategy is extremely limited or absent.
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
The MSCI ACWI Multiple Industries Select Index (the “MSCI ACWI Select” or the “Underlying Index”) is sponsored by MSCI Inc., which is independent of the Fund and BFA. MSCI Inc. determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The section of the Prospectus entitled “More Information About the Fund — Investment Process” is deleted in its entirety and replaced with the following:
BFA considers a variety of factors when choosing investments for the Fund, such as:

•
identifying companies that have above-average return potential based on factors such as revenue and earnings growth, estimate revisions, profitability and relative value. The factors and the weight assigned to a factor may change depending on market conditions.

•
selecting companies with the potential for sustainable growth due to the development, advancement, and use of products and services that are furthering the transition to a lower greenhouse gas emissions economy.

In addition, a variety of countries, including emerging market countries, and industries are likely to be represented. The Fund generally will sell a stock when, in the Fund management team’s opinion, there is a deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere. The team uses a broad set of quantitative tools to enhance the timing of purchase or sell decisions.
BFA seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to ESG characteristics in the portfolio construction process.
To determine the Fund’s investable universe, BFA will first seek to screen out certain companies based on certain ESG criteria determined by BFA. Such screening criteria includes certain companies with exposure to controversial weapons, civilian firearms, tobacco and fossil fuels beyond specified thresholds, as determined by BFA. To identify screened companies, Fund management may use information that may be sourced from public disclosures, company websites, academic institutions, government agencies, the media and third-party service providers. Fund management adheres to a standard research and review process to assess any external information which may be utilized in the investment process.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BFA or any of its affiliates.
The Fund’s investment objective and Underlying Index may be changed without shareholder approval.
The first nine paragraphs of the section of the SAI entitled “Investment Strategies and Risks of the Fund” are deleted in their entirety and replaced with the following:
The Fund’s investment objective is a non‑fundamental policy and may be changed without shareholder approval. The underlying index for the Fund is the MSCI ACWI Multiple Industries Select Index (previously defined as the “MSCI ACWI Select” or the “Underlying Index”).
The Fund seeks to maximize total return by primarily investing in companies that BFA believes are expected to enable and/or benefit from the transition to a lower greenhouse gas emissions economy.
The Fund focuses its investments on companies that are driving the reduction of greenhouse gases across all segments of the market and that provide solutions for the mitigation and/or adaptation to climate change, climate change risk or which are in the process of making their business models more resilient to the long-term risks presented by climate change and resource depletion. In normal market conditions, the Fund will seek to invest in a relatively concentrated portfolio of equity securities across multiple sub‑themes driven by this climate action theme, including (without limitation) clean power, resource efficiency, sustainable nutrition, biodiversity and clean transport. Resource efficiency encompasses investing in companies shifting the economy towards a model where goods are recycled, shared, re‑used, or used for longer, along with companies that are focused on more efficient and sustainable use of resources.
The Fund may invest in equity securities issued by U.S. and non‑U.S. companies in any market capitalization range, including companies located in emerging markets. In constructing and managing the Fund’s portfolio, BFA will evaluate certain environmental criteria of securities, including metrics related to carbon intensity and carbon emissions generated by the companies that issued those securities, utilizing proprietary BFA research.
Companies are rated by BFA based on their ability to manage the risks and opportunities associated with the future climate theme and their environmental, social and governance (“ESG”) risk and opportunity credentials, such as: (i) their leadership and governance framework, which is considered essential for sustainable growth; (ii) their ability to strategically manage longer-term issues surrounding ESG and the potential impact this may have on a company’s financials and (iii) their alignment with the United Nations Sustainable Development Goals (“UN SDGs”). The UN SDGs are a series of goals published by the United Nations which recognize that ending poverty and other deprivations must go hand‑in‑hand with improvements in health, education and economic growth, and a reduction in inequalities, all while tackling climate change and working to preserve the planet’s oceans and forests.
The Fund may invest in issuers in select higher emissions sectors, where such issuers have adopted specific alignment targets to reduce carbon intensity. While the Fund does not currently intend to invest in certain other higher emissions sectors such as oil & gas and gas utilities, if the Fund were to do so in the future, the issuers in these sectors would also be subject to specific alignment targets.
In addition, the Fund will not invest in companies currently operating in the following industries: coal & consumable fuels, oil & gas exploration & production, integrated oil & gas, tobacco, distillers & vintners, brewers, casinos & gaming and firearms & weapons. Further, the Fund will not invest in companies which have been identified by a third party ratings agency as violating the United Nations Global Compact.
Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, warrants, depositary receipts, exchange-traded funds (“ETFs”) and equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”).
The Fund may invest in certain futures contracts.
During temporary defensive periods (i.e., in response to adverse market, economic or political conditions), the Fund may depart from its principal investment strategies and may invest up to 100% of its total assets in liquid, short-term investments, including high quality, short-term securities. The Fund may not achieve its investment objectives under these circumstances. BFA’s determination that it is temporarily unable to follow the Fund’s investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund’s investment strategy is extremely limited or absent.
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI Inc., which is independent of the Fund and BFA. MSCI Inc. determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
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Shareholders should retain this Supplement for future reference.
PROSAI-FCSE-0323SUP

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